Investment Objectives and Goals - Defiance AI Powered ETF	Oct. 21, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Defiance AI Powered ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance AI Powered ETF (the “Fund”) seeks capital appreciation.